CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Cash and cash equivalents	$ 5,133	$ 5,384
Restricted cash	740	927
Trade receivables, net	687	580
Financing receivables, net	18,638	19,001
Inventories, net	6,657	5,690
Property, plant and equipment, net	6,584	6,481
Investments in unconsolidated subsidiaries and affiliates	494	527
Equipment under operating leases	1,892	1,835
Goodwill	2,457	2,447
Other intangible assets, net	786	810
Deferred tax assets	1,022	1,250
Derivative assets	117	211
Other assets	1,866	1,534
TOTAL ASSETS	47,073	46,677
Debt	26,341	26,301
Trade payables	5,221	5,342
Deferred tax liabilities	75	334
Pension, postretirement and other postemployment benefits	2,216	2,282
Derivative liabilities	211	69
Other liabilities	8,522	7,488
Total Liabilities	42,586	41,816
Redeemable noncontrolling interest	22	18
Common shares, €0.01, par value; outstanding 1,361,622,742 common shares and 412,079,742 special voting shares at 09/30/2016; and outstanding 1,362,048,989 common shares and 413,249,206 special voting shares at 12/31/2015	25	25
Treasury stock, at cost; 1,286,869 shares at 9/30/2016 and 0 shares at 12/31/2015	(9)
Additional paid in capital	4,435	4,399
Retained earnings	1,695	2,241
Accumulated other comprehensive loss	(1,689)	(1,863)
Noncontrolling interests	8	41
Equity	4,465	4,843
TOTAL LIABILITIES AND EQUITY	$ 47,073	$ 46,677